Consolidated Statements of Changes in Equity - USD ($) $ in Thousands	Share capital	Share option reserve	Reserves	Accumulated other comprehensive loss	Retained earnings	Total equity attributable to the equity holders of the Company	Non-controlling interests	Total
Balance at Mar. 31, 2022	$ 255,444	$ 19,369	$ 25,834	$ (1,953)	$ 213,702	$ 512,396	$ 107,718	$ 620,114
Balance (in Shares) at Mar. 31, 2022	177,105,799
Restricted share units vested	$ 2,318	(2,318)
Restricted share units vested (in Shares)	503,703
Share-based compensation		3,842				3,842		3,842
Dividends declared					(4,425)	(4,425)		(4,425)
Common shares repurchased as part of normal course issuer bid	$ (2,078)					(2,078)		(2,078)
Common shares repurchased as part of normal course issuer bid (in Shares)	(838,237)
Distribution to non-controlling interests							(10,880)	(10,880)
Comprehensive income (loss)				(41,290)	20,608	(20,682)	(6,060)	(26,742)
Balance at Mar. 31, 2023	$ 255,684	20,893	25,834	(43,243)	229,885	489,053	90,778	579,831
Balance (in Shares) at Mar. 31, 2023	176,771,265
Restricted share units vested	$ 3,736	(3,736)
Restricted share units vested (in Shares)	928,755
Contribution from non-controlling interests
Share-based compensation		4,146				4,146		4,146
Dividends declared					(4,428)	(4,428)		(4,428)
Common shares repurchased as part of normal course issuer bid	$ (1,020)					(1,020)		(1,020)
Common shares repurchased as part of normal course issuer bid (in Shares)	(388,324)
Distribution to non-controlling interests							(11,088)	(11,088)
Comprehensive income (loss)				(16,802)	36,306	19,504	10,064	29,568
Balance at Mar. 31, 2024	$ 258,400	$ 21,303	$ 25,834	$ (60,045)	$ 261,763	$ 507,255	$ 89,754	$ 597,009
Balance (in Shares) at Mar. 31, 2024	177,311,696